Recapitalization (Details) - Schedule of Number of PSQ Shares	12 Months Ended
Dec. 31, 2023 shares
Recapitalization (Details) - Schedule of Number of PSQ Shares [Line Items]
PSQ Shares	1,105,044
PSQ Shares after conversion ratio	21,522,825
Class A Common Stock [Member]
Recapitalization (Details) - Schedule of Number of PSQ Shares [Line Items]
PSQ Shares	940,044
PSQ Shares after conversion ratio	18,309,147
Class C Common Stock [Member]
Recapitalization (Details) - Schedule of Number of PSQ Shares [Line Items]
PSQ Shares	165,000
PSQ Shares after conversion ratio	3,213,678